Summary of Restricted Stock Activity (Detail) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Restricted beginning balance	3,459,661
Shares, Granted	143,059
Shares, Vested	(1,000,459)
Shares, Forfeited	(13,000)
Shares, Restricted ending balance	2,589,261	3,459,661
Weighted-Average Grant Date Fair Value, Restricted beginning balance	$ 83.94
Weighted-Average Grant Date Fair Value, Granted	290.55	$ 254.73	$ 193.89
Weighted-Average Grant Date Fair Value, Vested	37.66
Weighted-Average Grant Date Fair Value, Forfeited	207.83
Weighted-Average Grant Date Fair Value, Restricted ending balance	$ 112.53	$ 83.94